INCOME TAXES - Summary of Non Capital Losses Carried Forward to Reduce Future Period Taxable Income (Details) $ in Millions	Dec. 31, 2024 CAD ($)
Deferred Income Tax Assets And Liabilities [Line Items]
Total losses	$ 81
2038
Deferred Income Tax Assets And Liabilities [Line Items]
Total losses	2
2039
Deferred Income Tax Assets And Liabilities [Line Items]
Total losses	62
2040
Deferred Income Tax Assets And Liabilities [Line Items]
Total losses	1
2041
Deferred Income Tax Assets And Liabilities [Line Items]
Total losses	2
2042
Deferred Income Tax Assets And Liabilities [Line Items]
Total losses	9
2043
Deferred Income Tax Assets And Liabilities [Line Items]
Total losses	4
2044
Deferred Income Tax Assets And Liabilities [Line Items]
Total losses	$ 1